SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued - Recently Adopted Accounting Standards and Future Accounting Changes (Details)	Dec. 31, 2020
Accounting Standards Update 2017-04
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020
Accounting Standards Update 2016-13
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020